Reinsurance - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) reinsurer	Dec. 31, 2017 USD ($)
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,323.2	$ 3,424.5
Invested assets held in trusts	$ 392.9	423.7
Number of reinsurers' insolvency for making company responsible for administering reinsurance business | reinsurer	1
Largest Reinsurance Recoverable Balances
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,250.0
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	1,992.7	$ 1,952.7
John Hancock | Reinsurance invested assets
Ceded Credit Risk [Line Items]
Assets held in trust	$ 2,000.0